Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 28,042	[1]	€ 31,215
Non-trading derivatives	2,215	[1]	2,299
Designated as at fair value through profit or loss	47,684	[1]	59,179
Financial Liabilities	€ 77,942		€ 92,693

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.